Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan Activity [Abstract]
Balance at beginning	R$ 2,887	R$ 5,289
Additions	955	3,931
Interest accrual	235	386
Principal payments	(2,937)	(6,624)
Interest payments	(382)	(95)
Balance at ending	R$ 758	R$ 2,887